Shareholder Report, Holdings (Details)	Aug. 31, 2025
SoFi Enhanced Yield ETF | United States Treasury Bill - 11/28/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%
SoFi Enhanced Yield ETF | United States Treasury Note/Bond - 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
SoFi Enhanced Yield ETF | United States Treasury Bill - 07/09/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
SoFi Enhanced Yield ETF | S&P 500 Index, Expiration: 09/26/25; Exercise Price: $57.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
SoFi Enhanced Yield ETF | S&P 500 Index, Expiration: 09/26/25; Exercise Price: $57.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SoFi Enhanced Yield ETF | United States Treasury Bill - 08/06/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
SoFi Enhanced Yield ETF | United States Treasury Note/Bond - 10/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
SoFi Enhanced Yield ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.00%
SoFi Enhanced Yield ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
SoFi Enhanced Yield ETF | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
SoFi Enhanced Yield ETF | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SoFi Enhanced Yield ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
SoFi Next 500 ETF | TKO Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
SoFi Next 500 ETF | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
SoFi Next 500 ETF | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
SoFi Next 500 ETF | CoreWeave Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
SoFi Next 500 ETF | Reddit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
SoFi Next 500 ETF | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
SoFi Next 500 ETF | Rocket Lab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
SoFi Next 500 ETF | Carlyle Group Inc/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
SoFi Next 500 ETF | SoFi Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
SoFi Next 500 ETF | Affirm Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
SoFi Next 500 ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
SoFi Next 500 ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
SoFi Next 500 ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
SoFi Next 500 ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
SoFi Next 500 ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
SoFi Next 500 ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
SoFi Next 500 ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
SoFi Next 500 ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
SoFi Next 500 ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
SoFi Next 500 ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SoFi Next 500 ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
SoFi Next 500 ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
SoFi Select 500 ETF | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
SoFi Select 500 ETF | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
SoFi Select 500 ETF | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SoFi Select 500 ETF | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SoFi Select 500 ETF | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
SoFi Select 500 ETF | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
SoFi Select 500 ETF | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
SoFi Select 500 ETF | Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SoFi Select 500 ETF | Alphabet Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SoFi Select 500 ETF | JPMORGAN CHASE & CO. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
SoFi Select 500 ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
SoFi Select 500 ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
SoFi Select 500 ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
SoFi Select 500 ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
SoFi Select 500 ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
SoFi Select 500 ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
SoFi Select 500 ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
SoFi Select 500 ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
SoFi Select 500 ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
SoFi Select 500 ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
SoFi Select 500 ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
SoFi Select 500 ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SoFi Social 50 ETF | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
SoFi Social 50 ETF | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
SoFi Social 50 ETF | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SoFi Social 50 ETF | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
SoFi Social 50 ETF | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
SoFi Social 50 ETF | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SoFi Social 50 ETF | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
SoFi Social 50 ETF | Berkshire Hathaway Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SoFi Social 50 ETF | Palantir Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SoFi Social 50 ETF | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SoFi Social 50 ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
SoFi Social 50 ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
SoFi Social 50 ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
SoFi Social 50 ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
SoFi Social 50 ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
SoFi Social 50 ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
SoFi Social 50 ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
SoFi Social 50 ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
SoFi Social 50 ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
SoFi Social 50 ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%